Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

10	Equity

Ordinary shares

ENIGMATIG LIMITED is a holding company incorporated on May 30, 2023 under the laws of the Cayman Islands. The original authorized share capital of company was US$50,000 divided into 50,000,000 shares comprising 35,000,000 Class A ordinary shares of par value US$0.001 each and 15,000,000 Class B ordinary shares of par value US$0.001 each. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of stockholders, each share of Class A ordinary shares is entitled to one vote, and each share of Class B ordinary shares is entitled to ten votes. Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis. Class A ordinary shares are not convertible into shares of any other class.

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 9,250,000 Class A ordinary shares and 15,750,000 Class B ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

Completion of the initial public offering (the “IPO”)

On June 20, 2025, the Company completed its IPO of 2,845,200 Class A ordinary shares at a price to the public of US$5.00 per share. The Class A ordinary shares have been approved for listing on the NYSE American Market and are expected to begin trading on June 18, 2025, under the ticker symbol “EGG.”

On the same date, the sole bookrunner, on behalf of the underwriters, has exercised the over-allotment opinion in part to purchase an additional 160,000 shares of common stock from the Company at the IPO price of US$5.00 per share.

After giving effect to the exercise of the Over-Allotment Option, the total number of Class A ordinary shares sold by the Company in the Offering increased to 3,005,200 Class A ordinary shares and the gross proceeds increased to US$15,026,000 before deducting underwriting discounts and commissions; the net proceeds after deducting commissions and other offering expenses was $13,683,920.